Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Series Fund II, Inc.
Entity Central Index Key	0001738073
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000202340
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Trading Symbol	HIYLD
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock High Yield Portfolio	$25	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51% [1]
AssetsNet	$ 20,510,699
Holdings Count | Holding	783
InvestmentCompanyPortfolioTurnover	33.00%
Holdings [Text Block]

Credit quality allocation

Table Summary
Credit RatingFootnote Reference(a)	Percent of Total InvestmentsFootnote Reference(b)
AA/Aa...
0.1%
A...
1.9
BBB/Baa...
3.2
BB/Ba...
44.7
B...
42.4
CCC/Caa...
7.1
N/R...
0.6
Footnote	Description
Footnote(a)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(b)	Excludes short-term securities.

[1]	Annualized.